Consolidated Statements of Changes in Equity $ in Thousands	Ordinary Shares Class A Ordinary Shares Restricted Stock CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Employee Stock Option [Member] CNY (¥)	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Treasury Stock Employee Stock Option [Member] CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital Restricted Stock CNY (¥)	Additional Paid-in Capital Employee Stock Option [Member] CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Parent Restricted Stock CNY (¥)	Parent Employee Stock Option [Member] CNY (¥)	Parent CNY (¥)	Non-controlling Interest CNY (¥)	Restricted Stock CNY (¥)	Employee Stock Option [Member] CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2022			¥ 105,000	¥ 0		¥ 0			¥ 3,803,183,000	¥ 5,604,954,000	¥ (2,546,000)			¥ 9,405,696,000	¥ 94,779,000			¥ 9,500,475,000
Balance (in shares) at Dec. 31, 2022 | shares			313,019,320	0
Treasury Stock, beginning (in shares) at Dec. 31, 2022 | shares						0
Net income (loss)										1,009,494,000				1,009,494,000	(8,479,000)			1,001,015,000
Dividends (Note 20)										(177,502,000)				(177,502,000)				(177,502,000)
Share-based compensation(Note 13)							¥ 11,530,000					¥ 11,530,000				¥ 11,530,000
Ordinary shares issued for settlement, net (Note 14) (in shares) | shares			11,779,470
Ordinary shares issued for settlement, net (Note 14)		¥ 150	¥ 4,000					¥ 3,000	(4,000)				¥ 3,000				¥ 3,000
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes			¥ 1,000						(1,000)
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes (in share) | shares			1,508,390
Other comprehensive income (loss) -foreign currency translation adjustments											77,162,000			77,162,000	(172,000)			76,990,000
Non-controlling interest capital injection															13,911,000			13,911,000
Divestment of non-controlling interests															(6,925,000)			(6,925,000)
Impact of acquisition (Note 2(b))															68,018,000			68,018,000
Disposal of subsidiaries (Note 2(b))															(23,377,000)			(23,377,000)
Distributions to non-controlling interests									(16,049,000)					(16,049,000)	(20,526,000)			(36,575,000)
Balance at Dec. 31, 2023			¥ 110,000						3,798,662,000	6,436,946,000	74,616,000			10,310,334,000	117,229,000			10,427,563,000
Balance (in shares) at Dec. 31, 2023 | shares			326,307,330
Net income (loss)										475,445,000				475,445,000	11,559,000			487,004,000
Dividends (Note 20)										(1,007,851,000)				(1,007,851,000)				(1,007,851,000)
Share-based compensation(Note 13)							109,030,000					109,030,000				109,030,000
Ordinary shares issued for settlement, net (Note 14) (in shares) | shares			3,913,084
Ordinary shares issued for settlement, net (Note 14)			¥ 2,000						7,657,000					7,659,000				7,659,000
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes	¥ 1,000						¥ (7,443,000)					¥ (7,442,000)				¥ (7,442,000)
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes (in share) | shares	3,236,630
Other comprehensive income (loss) -foreign currency translation adjustments											111,932,000			111,932,000	199,000			112,131,000
Divestment of non-controlling interests															(51,835,000)			(51,835,000)
Distributions to non-controlling interests									86,000					86,000	(10,260,000)			(10,174,000)
Repurchase of ordinary shares (in shares) | shares					(3,063,510)
Repurchase of ordinary shares					¥ (53,345,000)								¥ (53,345,000)				¥ (53,345,000)
Balance at Dec. 31, 2024			¥ 113,000			¥ (53,345,000)			3,907,992,000	5,904,540,000	186,548,000			9,945,848,000	66,892,000			10,012,740,000
Balance (in shares) at Dec. 31, 2024 | shares			333,457,044
Treasury Stock, ending (in shares) at Dec. 31, 2024 | shares						(3,063,510)
Net income (loss)										558,857,000				558,857,000	(1,638,000)			557,219,000
Dividends (Note 20)										(546,770,000)				(546,770,000)				(546,770,000)
Share-based compensation(Note 13)									66,881,000					66,881,000				66,881,000
Ordinary shares issued for settlement, net (Note 14) (in shares) | shares			3,793,471
Ordinary shares issued for settlement, net (Note 14)			¥ 2,000						953,000					955,000				955,000
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes			¥ 1,000						(1,829,000)					(1,828,000)				(1,828,000)
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes (in share) | shares			3,177,685
Other comprehensive income (loss) -foreign currency translation adjustments											(145,742,000)			(145,742,000)	(9,000)			(145,751,000)	$ (20,842)
Divestment of non-controlling interests															(1,549,000)			(1,549,000)
Gain on change in fair value of available-for-sale securities											945,000			945,000				945,000	135
Impact of acquisition (Note 2(b))															125,011,000			125,011,000
Distributions to non-controlling interests															(32,598,000)			(32,598,000)
Repurchase of ordinary shares (in shares) | shares						(3,994,350)
Repurchase of ordinary shares						¥ (52,295,000)								(52,295,000)				(52,295,000)
Retirement of treasury stock (in shares) | shares			(6,762,680)
Retirement of treasury stock (in shares) | shares						6,762,680
Retirement of treasury stock			¥ (3,000)
Retirement of treasury stock						¥ 101,538,000				(101,535,000)
Balance at Dec. 31, 2025			¥ 113,000			¥ (4,102,000)			¥ 3,973,997,000	¥ 5,815,092,000	¥ 41,751,000			¥ 9,826,851,000	¥ 156,109,000			¥ 9,982,960,000	$ 1,427,544
Balance (in shares) at Dec. 31, 2025 | shares			333,665,520
Treasury Stock, ending (in shares) at Dec. 31, 2025 | shares						(295,180)